Business Optimization Initiatives (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Charges	$ 66		$ 5	$ 43	$ 133
Reserve adjustments		$ (10)	(17)	(10)
Total business optimization (benefits) expenses	66	(10)	(12)	33	133
Discontinued operations				(8)	(101)
Business optimization (benefits) expenses in continuing operations			(12)	25	32
Total business optimization (benefits) expenses	$ 66	$ (10)	$ (12)	$ 33	$ 133